UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21237
                                    ---------

Unified Series Trust
--------------------
(Exact name of registrant as specified in charter)

431 North Pennsylvania St.   Indianapolis, IN  46204
----------------------------------------------------
(Address of principal executive offices) (Zip code)

Lynn Wood
---------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
-----------------------
Indianapolis, IN 46204
----------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000
                                                   --------------

Date of fiscal year end:   12/31
                           -----

Date of reporting period:  06/30/04
                           ---------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.



                ===================================================
                                 ACM Convertible
                                 Securities Fund
                ===================================================







                               Semi-Annual Report
                                   (Unaudited)

                                  June 30, 2004







                                  Fund Advisor:

                     Ariston Capital Management Corporation
                        40 Lake Bellevue Drive, Suite 220
                           Bellevue, Washington 98005




For a prospectus and more information, including charges and expenses call 1-888-387-2273. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204.

A R I S T O N
-------------------------------------------------------------------------------
                                         Ariston Capital Management Corporation
                                               40 Lake Bellevue Drive Suite 220
                                                     Bellevue, Washington 98005
                                                       Telephone (425) 454-1600
                                                             Fax (425) 455-2534
                                                        info@aristoncapital.com







                         ACM CONVERTIBLE SECURITIES FUND
                 (Formerly Ariston Convertible Securities Fund)

            Management's Discussion and Analysis of Fund Performance

Our Fund continues to be ranked by Lipper, Inc., as the top-performing convertible securities fund for the one-year period ended June 30, 2004. The Fund's total return was +25.80% for this period compared to the average return of +15.33% for other convertible securities funds included by Lipper in this category. The Fund's total return (after deducting fees and expenses) was higher than the +19.10% return of the S&P 500 Index, while trailing slightly the +26.19% return of the NASDAQ Composite Index (the indices' returns do not include the deduction of any fees or expenses). The Fund's portfolio continues to be overweighted in technology, biotechnology, pharmaceutical and consumer discretional companies compared to its peer group and the broader stock indices.

The stock market has been stalled during the first half of 2004. This follows the dynamic first phase of this young bull market which occurred last year. This lackluster trading range has most of the traits typical of corrective phases that separate the first and second phases of bull markets.

However, there is one very important difference this time. The bottoms-up stock analysts followed by IBES/First Call have been boosting their 2004 and 2005 earnings estimates for S&P 500 companies all year. This is totally different from the normal pattern where these stock analysts lower the estimates as the year progresses. In January of this year, the 12-month forward earnings estimate was $61 for the S&P 500. It is now $69.22. The 2005 earnings estimate has been raised every week and is now $72.95. This has never happened before in IBES/First Call's 25-year history. So, while the stock market has gone nowhere, reported earnings and earnings estimates have risen dramatically. We believe this has set the stage for the second phase of this bull market and the second stage will be a major upward adjustment in stock prices for this dynamic profit recovery.

In our opinion, the leaders of this rally will be companies with superior long-term growth trends. These are the types of companies that we seek for our Fund's portfolio.

We are excited about our Fund's portfolio and its prospects in the future. We have invested our liquid capital and retirement savings in our Fund along side the investments of our fellow shareholders.

We appreciate your continued support and confidence. We always welcome the opportunity to discuss any questions you may have about your investment in the Fund.


ARISTON CAPITAL MANAGEMENT

Richard B. Russell, President
July 15, 2004

The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling Unified Fund Services Inc. at (888)387-2273. Read it carefully before investing.

Distributed by Unified Financial Securities, Member NASD.

                               Investment Results
                               ------------------

                             Average Annual Returns
                        (for periods ended June 30, 2004)

                                    6 Months          1 Year            5 Year           10 Year
                                    --------          ------            ------           -------
ACM Convertible Securities Fund      +1.99%           +25.80%           +1.87%           +7.16%
S & P 500 Index                      +3.44%           +19.10%           -2.21%           +11.83%
NASDAQ Composite Index               +2.22%           +26.19%           -5.28%           +11.54%


Performance figures reflect the change in value of the stocks in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends and capital gains. The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-387-2273.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 and NASDAQ Composite Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund's portfolio.


     Comparison of the Growth of a $10,000 Investment in the ACM Convertible
       Securities Fund, the S&P 500 Index and the NASDAQ Composite Index


                                [CHART OMITTED]


                   ACM Convertible Securities Fund           S&P 500 Index      NASDAQ Composite Index
                            ($19,972)                          ($30,553)               ($30,112)

    6/30/1994               10,000.00                          10,000.00              10,000.00
    6/30/1995               11,268.19                          12,603.05              13,279.70
    6/30/1996               13,074.03                          15,877.44              16,940.47
    6/30/1997               14,731.39                          21,384.39              20,680.44
    6/30/1998               15,897.58                          27,831.24              27,284.23
    6/30/1999               18,200.99                          34,166.64              38,819.59
    6/30/2000               29,599.97                          36,642.47              57,437.54
    6/30/2001               20,969.18                          31,211.10              31,379.74
    6/30/2002               13,225.78                          25,592.62              21,322.59
    6/30/2003               15,875.80                          25,655.98              23,750.99
    6/30/2004               19,972.38                          30,553.18              30,111.90



The chart above assumes an initial investment of $10,000 made on June 30, 1994 and held through June 30, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

ACM Convertible Securities Fund
Schedule of Investments
June 30, 2004 (Unaudited)


Common Stocks - 49.62%                                                     Shares                  Value
                                                                        -------------          --------------

Biological Products - 14.22%
Genzyme Corp. (a)                                                             21,000             $   993,930
                                                                                               --------------

Radio, Tv Broadcasting & Communications Equipment - 14.83%
QUALCOMM, Inc.                                                                14,200               1,036,316
                                                                                               --------------

Semiconductors & Related Devices - 20.55%
Analog Devices, Inc.                                                          30,500               1,435,940
                                                                                               --------------

TOTAL COMMON STOCKS (Cost $836,135)                                                                3,466,186
                                                                                               --------------

                                                                           Principal
Convertible Corporate Bonds - 50.38%                                         Amount
                                                                        -------------

Biological Products - 8.12%
Gilead Sciences, Inc., 2.000%, 12/15/2007                                  $ 380,000                 567,625
                                                                                               --------------

Communication Equipment - 4.18%
UTStarcom, Inc., 0.875%, 3/1/2008                                            205,000                 292,381
                                                                                               --------------

Computer Storage Devices - 8.15%
Sandisk Corp., 4.500%, 11/15/2006                                            240,000                 569,700
                                                                                               --------------

Miscellaneous Manufacturing Industries - 5.50%
International Game Technology, 0.000%, 1/29/2033                             450,000                 384,188
                                                                                               --------------

Pharmaceutical Preparations - 9.91%
Medicis Pharmaceutical Corp., 2.500%, 6/4/2032                               150,000                 221,625
TEVA Pharmaceutical Industries, Ltd., 0.750%, 8/15/2021                      300,000                 471,000
                                                                                               --------------
                                                                                                     692,625
                                                                                               --------------
Services - Computer Programming, Data Processing, Etc. - 6.21%
Gtech Holdings Corp., 1.750%, 12/15/2021                                     250,000                 434,062
                                                                                               --------------

Services - Prepackaged Software - 8.28%
Symantec Corp., 3.000%, 11/1/2006                                            225,000                 578,813
                                                                                               --------------

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,574,951)                                                3,519,394
                                                                                               --------------

                                                                           Shares
                                                                        -------------
Money Market Securities - 0.15%
Huntington Money Market Fund - Investment Shares, 0.20%, (b)                  10,541                  10,541
                                                                                               --------------

TOTAL MONEY MARKET SECURITIES (Cost $10,541)                                                          10,541
                                                                                               --------------

TOTAL INVESTMENTS (Cost $3,421,627) - 100.15%                                                   $  6,996,121
                                                                                               --------------

 Liabilities less cash and other assets - (0.15)%                                                    (10,169)
                                                                                               --------------

TOTAL NET ASSETS - 100.00%                                                                      $  6,985,952
                                                                                               ==============

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the rate at June 30, 2004.


See accompanying notes which are an integral part of the financial statements.
                                       3

ACM Convertible Securities Fund
Statement of Assets and Liabilities
June 30, 2004, (Unaudited)



Assets
Investments in securities, at value (cost $3,421,627)                                    $6,996,121
Interest receivable                                                                           4,767
Receivable for fund shares sold                                                                 132
                                                                                   -----------------
     Total assets                                                                         7,001,020
                                                                                   -----------------

Liabilities
Accrued advisory fees                                                                        14,746
Accrued trustees expenses                                                                       322
                                                                                   -----------------
     Total liabilities                                                                       15,068
                                                                                   -----------------

Net Assets                                                                              $ 6,985,952
                                                                                   =================

Net Assets consist of:
Paid in capital                                                                          $6,951,960
Accumulated net investment (loss)                                                          (121,535)
Accumulated net realized (loss) on investments                                           (3,418,966)
Net unrealized appreciation / (depreciation) on investments                               3,574,493
                                                                                   -----------------

Net Assets                                                                              $ 6,985,952
                                                                                   =================

Shares outstanding
    (unlimited number of shares authorized with no par value)                               425,375
                                                                                   -----------------

Net Asset Value

Offering price and redemption price per share                                               $ 16.42
                                                                                   =================


See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Statement of Operations
Six months ended June 30, 2004 (Unaudited)



Investment Income
Dividend income                                                                            $ 5,535
Interest income                                                                             22,637
Accretion of discount                                                                        2,208
Amortization of premium                                                                    (65,038)
                                                                                    ---------------
  Total Income                                                                             (34,658)
                                                                                    ---------------

Expenses
Investment advisor fee                                                                      85,883
Trustees expenses                                                                              994
                                                                                    ---------------
  Total Expenses                                                                            86,877
                                                                                    ---------------
Net Investment (Loss)                                                                     (121,535)
                                                                                    ---------------


Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                 707,505
Net change in unrealized appreciation / (depreciation)
   on investment securities                                                               (377,872)
                                                                                    ---------------
Net realized and unrealized gain / (loss) on investment securities                         329,633
                                                                                    ---------------
Net increase in net assets resulting from operations                                      $208,098
                                                                                    ===============

See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Statements of Changes In Net Assets


                                                                 Six months ended
                                                                   June 30, 2004          Year ended
Increase (Decrease) in Net Assets due to:                           (Unaudited)          Dec. 31, 2003
                                                                --------------------  --------------------
Operations
  Net investment (loss)                                                  $ (121,535)           $ (219,076)
  Net realized gain on investment securities                                707,505               341,813
  Net realized (loss) on options                                                  -              (119,848)
  Net change in unrealized appreciation / (depreciation)                   (377,872)            2,624,840
                                                                --------------------  --------------------
  Net increase in net assets resulting from operations                      208,098             2,627,729
                                                                --------------------  --------------------
Capital Share Transactions
  Proceeds from shares sold                                                 515,704             4,424,945
  Reinvestment of distributions                                                   -                     -
  Amount paid for shares repurchased                                     (2,689,252)           (4,075,912)
                                                                --------------------  --------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                             (2,173,548)              349,033
                                                                --------------------  --------------------
Total Increase (Decrease) in Net Assets                                  (1,965,450)            2,976,762
                                                                --------------------  --------------------

Net Assets
  Beginning of period                                                     8,951,402             5,974,640
                                                                --------------------  --------------------
  End of period [including accumulated net
    investment loss of  $121,535 and $0, respectively]                  $ 6,985,952           $ 8,951,402
                                                                ====================  ====================

Capital Share Transactions
  Shares sold                                                                31,122               329,999
  Shares repurchased                                                       (161,446)             (315,671)
                                                                --------------------  --------------------

  Net increase / (decrease) from capital transactions                      (130,324)               14,328
                                                                ====================  ====================

See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Financial Highlights
For a share outstanding during the period


                                                             Six months ended
                                                               June 30, 2004               Year ended            Year ended
                                                                (Unaudited)              Dec. 31, 2003          Dec. 31, 2002
                                                           ----------------------     --------------------- ----------------------

Selected Per Share Data
Net asset value, beginning of period                                     $ 16.11                   $ 11.04                $ 15.72
                                                           ----------------------     --------------------- ----------------------
Income from investment operations
  Net investment (loss)                                                    (0.29)                    (0.40)                 (0.27)
  Net realized and unrealized gain / (loss)                                 0.60                      5.47                  (4.41)
                                                           ----------------------     --------------------- ----------------------
Total from investment operations                                            0.31                      5.07                  (4.68)
                                                           ----------------------     --------------------- ----------------------
Less Distributions to shareholders:
  From net realized gain                                                       -                         -                      -
                                                           ----------------------     --------------------- ----------------------
Total distributions                                                            -                         -                      -
                                                           ----------------------     --------------------- ----------------------

Net asset value, end of period                                           $ 16.42                   $ 16.11                $ 11.04
                                                           ======================     ===================== ======================

Total Return                                                               1.92% (a)                45.92%                -29.77%

Ratios and Supplemental Data
Net assets, end of period (000)                                          $ 6,986                   $ 8,951                $ 5,975
Ratio of expenses to average net assets                                    2.25% (b)                 2.24%                  2.28%
Ratio of expenses to average net assets
   before waiver & reimbursement                                           2.25% (b)                 2.24%                  2.28%
Ratio of net investment loss to
   average net assets                                                      (3.15)(b)                 (2.94)%                (2.23)%
Ratio of net investment loss to
   average net assets before waiver & reimbursement                        (3.15)(b)                 (2.94)%                (2.23)%
Portfolio turnover rate                                                   27.53%                    57.93%                 43.59%

(a)  Not annualized
(b)  Annualized


See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Financial Highlights - continued
For a share outstanding during the period


                                                                 Year ended             Year ended             Year ended
                                                                Dec. 31, 2001          Dec. 31, 2000         Dec. 31, 1999     (c)
                                                            ---------------------- ---------------------- ---------------------

Selected Per Share Data
Net asset value, beginning of period                                      $ 21.31                $ 25.00               $ 15.36
                                                            ---------------------- ---------------------- ---------------------
Income from investment operations
  Net investment income (loss)                                              (0.52)                 (0.58)                (0.11)
  Net realized and unrealized gain (loss)                                   (5.07)                 (3.11)                14.49
                                                            ---------------------- ---------------------- ---------------------
Total from investment operations                                            (5.59)                 (3.69)                14.38
                                                            ---------------------- ---------------------- ---------------------
Less Distributions to shareholders:
  From net realized gain                                                        -                      -                 (4.74)
                                                            ---------------------- ---------------------- ---------------------
Total distributions                                                             -                      -                 (4.74)
                                                            ---------------------- ---------------------- ---------------------

Net asset value, end of period                                            $ 15.72                $ 21.31               $ 25.00
                                                            ====================== ====================== =====================

Total Return                                                              -26.23%                -14.76%                94.61%

Ratios and Supplemental Data
Net assets, end of period (000)                                          $ 10,293               $ 18,966              $ 15,960
Ratio of expenses to average net assets                                     2.25%                  2.25%                 2.10%
Ratio of expenses to average net assets
   before waiver & reimbursement                                            2.25%                  2.28%                 2.10%
Ratio of net investment loss to
   average net assets                                                       (3.07)%                (2.30)%               (5.90)%
Ratio of net investment loss to
   average net assets before waiver & reimbursement                         (3.07)%                (2.33)%               (5.90)%
Portfolio turnover rate                                                    26.17%                 47.83%                32.89%

(c)  See note 1 of the Notes to the Financial Statements.


See accompanying notes which are an integral part of the financial statements.

                         ACM Convertible Securities Fund
                        Notes to the Financial Statements
                                  June 30, 2004
                                   (Unaudited)

NOTE 1. ORGANIZATION

ACM Convertible Securities Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust") on December 18, 2002, under the name Ariston Convertible Securities Fund. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the Ariston Convertible Securities Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. On April 30, 1999, the Predecessor Fund acquired all the assets and liabilities of the Lexington Convertible Securities Fund in a tax-free organization. On May 2, 2003 the Fund changed its name from Ariston Convertible Securities Fund to ACM Convertible Securities Fund. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is total return. The investment advisor to the Fund is Ariston Capital Management Corporation (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                         ACM Convertible Securities Fund
                        Notes to the Financial Statements
                            June 30, 2004 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 2.25% of the average value of its daily net assets minus the expenses of the non-interested trustees and any 12b-1 fees (there were none). It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended June 30, 2004, the Advisor earned a fee of $ 85,883 from the Fund. At June 30, 2004, the Fund owed the Advisor $ 14,746 for its advisory services. For the period January 1, 2004 through December 31, 2004, the Advisor contractually has agreed to waive its advisory fee and/or reimburse the Fund's operating expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, not including any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 2.25% of its average daily net assets for the period.

The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six months ended June 30, 2004. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended June 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                         ACM Convertible Securities Fund
                        Notes to the Financial Statements
                            June 30, 2004 - continued
                                   (Unaudited)

NOTE 4. INVESTMENTS - continued
                                                       Amount
                                                  ------------------
             Purchases
                  U.S. Government Obligations       $             -
                  Other                                           -
             Sales
                  U.S. Government Obligations       $             -
                  Other                                   2,132,020

As of June 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                            Amount
                        ---------------
Gross Appreciation         $ 3,638,129
Gross (Depreciation)           (63,636)
                        ---------------
Net Appreciation
   on Investments          $ 3,574,493
                        ===============

At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $3,421,627.


NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2004 no shareholder held over 25% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At December 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $3,993,642, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

               Year of Expiration                Amount
              ---------------------         ---------------
                     2008                      $   132,309
                     2009                        2,430,761
                     2010                        1,430,572

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                         ACM Convertible Securities Fund
                        Notes to the Financial Statements
                            June 30, 2004 - continued
                                   (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions for the period ended June 30, 2004 or in the fiscal years ended December 31, 2003 and 2002.

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:


Undistributed ordinary income                        $         -
Accumulated long-term capital losses                  (4,126,470)
Unrealized appreciation                                3,952,364

                                                  -------------------
                                                      $ (174,106)
                                                  ===================



NOTE 9. CHANGE IN ACCOUNTANTS

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Fund's auditors for the fiscal year ending December 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal years ended December 31, 2003 and 2002 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the two-year period ended December 31, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                                  PROXY VOTING

A description of the policies and procedures that the Advisor uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling the Fund at (888) 387-2273 and in documents filed with the SEC on the SEC's website at www.sec.gov.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

FUND'S ADVISER
Ariston Capital Management Corporation
40 Lake Bellevue Drive
Suite 220
Bellevue, WA  98005

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
27955 Clemens Road
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204






This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

              ===================================================
                          Crawford Dividend Growth Fund
              ===================================================








                               Semi-Annual Report
                                   (Unaudited)

                                  June 30, 2004







                                  Fund Advisor:

                        Crawford Investment Counsel, Inc.
                         100 Galleria Parkway, Suite 980
                             Atlanta, Georgia 30339




For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204.

Crawford Dividend Growth Fund
Schedule of Investments
June 30, 2004 (Unaudited)


Common Stocks - 89.72%                                                     Shares                Value
                                                                         ------------        --------------

Accident & Health Insurance - 3.06%
AFLAC, Inc.                                                                    3,200           $   130,592
                                                                                             --------------

Credit & Other Finance - 3.14%
Allied Capital Corp.                                                           5,500               134,310
                                                                                             --------------

Electronic & Other Electrical Equipment  - 3.21%
General Electric Co.                                                           4,225               136,890
                                                                                             --------------

Federal & Federally Sponsored Credit Agencies - 3.30%
Federal National Mortgage Association (Fannie Mae)                             1,975               140,936
                                                                                             --------------

Industrial Instruments for Measurement, Display, and Control - 3.56%
Roper Industries, Inc.                                                         2,675               152,208
                                                                                             --------------

Insurance Agents Brokers & Services - 3.36%
Hilb, Rogal,Hamilton Co.                                                       4,025               143,612
                                                                                             --------------

Laboratory Analytical Instruments - 3.54%
Beckman Coulter, Inc.                                                          2,475               150,975
                                                                                             --------------

Malt Beverages - 3.41%
Anheuser-Busch Co.                                                             2,700               145,800
                                                                                             --------------

Millwood, Veneer, Plywood & Structural Wood Members - 3.50%
Masco Corp.                                                                    4,800               149,664
                                                                                             --------------

Motorcycles, Bicycles & Parts - 3.19%
Harley-Davidson, Inc.                                                          2,200               136,268
                                                                                             --------------

National Commercial Banks - 10.21%
Bank of America Corp.                                                          1,725               145,969
MBNA Corp.                                                                     5,775               148,937
U.S. Bancorp                                                                   5,125               141,245
                                                                                             --------------
                                                                                                   436,151
                                                                                             --------------

Newspapers Publishing or Publishing & Printing - 3.38%
Gannett Co., Inc.                                                              1,700               144,245
                                                                                             --------------

Paper Mills - 3.01%
Kimberly-Clark Corp.                                                           1,950               128,466
                                                                                             --------------


See accompanying notes which are an integral part of the financial statements.
                                       1

Crawford Dividend Growth Fund
Schedule of Investments - continued
June 30, 2004 (Unaudited)

Common Stocks - 89.72% - continued



                                                                           Shares                Value
                                                                         ------------        --------------
Petroleum Refining - 6.41%
ChevronTexaco Corp.                                                            1,400             $ 131,754
Exxon Mobil Corp.                                                              3,200               142,112
                                                                                             --------------
                                                                                                   273,866
                                                                                             --------------

Pharmaceutical Preparations - 9.89%
Abbott Laboratories, Inc.                                                      3,400               138,584
Johnson & Johnson                                                              2,575               143,427
Pfizer, Inc.                                                                   4,100               140,548
                                                                                             --------------
                                                                                                   422,559
                                                                                             --------------

Real Estate Investment Trusts - 3.34%
Cousins Properties, Inc.                                                       4,325               142,509
                                                                                             --------------

Retail - Home Furniture, Furnishings & Equipment Stores - 3.50%
Pier 1 Imports, Inc.                                                           8,450               149,481
                                                                                             --------------

Retail - Variety Stores - 3.03%
Family Dollar Stores, Inc.                                                     4,250               129,285
                                                                                             --------------

Ship, Boat Building & Repairing - 3.26%
General Dynamics Corp.                                                         1,400               139,020
                                                                                             --------------

Surety Insurance - 3.57%
AMBAC Financial Group, Inc.                                                    2,075               152,388
                                                                                             --------------

Telephone Communications - 3.41%
Alltel Corp.                                                                   2,875               145,532
                                                                                             --------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 3.44%
Cardinal Health, Inc.                                                          2,100               147,105
                                                                                             --------------

TOTAL COMMON STOCKS (Cost $3,720,370)                                                            3,831,862
                                                                                             --------------

Money Market Securities - 9.08%
Huntington Money Market Fund - Investment Shares, .20%, (a)                  387,790               387,790
                                                                                             --------------

TOTAL MONEY MARKET SECURITIES (Cost $387,790)                                                      387,790
                                                                                             --------------

TOTAL INVESTMENTS (Cost $4,108,160) - 98.80%                                                  $  4,219,652
                                                                                             --------------

Cash and other assets less liabilities - 1.20%                                                      51,400
                                                                                             --------------

TOTAL NET ASSETS - 100.00%                                                                    $  4,271,052
                                                                                             ==============

(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.


See accompanying notes which are an integral part of the financial statements.
                                       2

Crawford Dividend Growth Fund
Statement of Assets and Liabilities
June 30, 2004 (Unaudited)



Assets
Investments in securities, at value (cost $4,108,160)                                  $ 4,219,652
Interest receivable                                                                             34
Accrued dividends                                                                            7,888
Receivable for fund shares sold                                                             36,112
Receivable due from Advisor                                                                 21,991
Other receivables                                                                              162
Other assets                                                                                   765
                                                                                   ----------------
     Total assets                                                                        4,286,604
                                                                                   ----------------

Liabilities
Accrued 12b-1 fees                                                                             128
Accrued expenses                                                                            13,251
Accrued Trustees fees                                                                        2,172
                                                                                   ----------------
     Total liabilities                                                                      15,551
                                                                                   ----------------

Net Assets                                                                             $ 4,271,052
                                                                                   ================

Net Assets consist of:
Paid in capital                                                                        $ 4,129,553
Undistributed net investment income                                                         16,504
Undistributed net realized gain on investments                                              13,503
Net unrealized appreciation on investments                                                 111,492
                                                                                   ----------------

Net Asset Value                                                                        $ 4,271,052
                                                                                   ================
     (unlimited number of shares with no par value)

Class I:
Net asset value and redemption price per share ($4,227,616 / 400,026)                      $ 10.57
                                                                                   ================

Class C:
Net asset value and offering price per share ($43,436 / 4,089)                             $ 10.62
                                                                                   ================



See accompanying notes which are an integral part of the financial statements.
                                       3

Crawford Dividend Growth Fund
Statement of Operations
Period ended June 30, 2004 (Unaudited) (a)(b)



Investment Income
Dividend income                                                                  $ 28,856
Interest income                                                                       158
                                                                           ---------------
  Total Income                                                                     29,014
                                                                           ---------------

Expenses
Investment advisor fee                                                             12,501
Administration expenses                                                            17,877
Transfer agent expenses                                                            10,011
Fund accounting expenses                                                            9,832
Legal expenses                                                                      8,581
Auditing expenses                                                                   8,581
Printing expenses                                                                   3,957
Registration expenses                                                               3,849
Custodian expenses                                                                  3,433
Trustee Expenses                                                                    2,860
Miscellaneous expenses                                                              1,430
Pricing expenses                                                                    1,240
12b-1 fee Class C                                                                     128
                                                                           ---------------
  Total Expenses                                                                   84,280
Fees waived and expenses reimbursed                                               (71,770)
                                                                           ---------------
Net operating expenses                                                             12,510
                                                                           ---------------
Net Investment Income                                                              16,504
                                                                           ---------------


Realized & Unrealized Gain
Net realized gain on investment securities                                         13,504
Net change in unrealized appreciation / (depreciation)
   on investment securities                                                       111,492
                                                                           ---------------
Net realized and unrealized gain on investment securities                         124,996
                                                                           ---------------
Net increase in net assets resulting from operations                            $ 141,500
                                                                           ===============


(a) For the period January 5, 2004 (commencement of operations for Class I) to June 30, 2004
(b) For the period January 27, 2004 (commencement of operations for Class C) to June 30, 2004

See accompanying notes which are an integral part of the financial statements.

Crawford Dividend Growth Fund
Statement of Changes In Net Assets



                                                                         Period ended
                                                                         June 30, 2004
Increase in Net Assets Due To:                                        (Unaudited) (a)(b)
                                                                     ----------------------
Operations
  Net investment income                                                           $ 16,504
  Net realized gain on investment securities                                        13,504
  Net change in unrealized appreciation / (depreciation)                           111,492
                                                                     ----------------------
  Net increase in net assets resulting from operations                             141,500
                                                                     ----------------------

Capital Share Transactions - Class I
  Proceeds from sale of shares                                                   4,087,251
  Shares redeemed                                                                        -
                                                                     ----------------------
                                                                                 4,087,251

Capital Share Transactions - Class C
   Proceeds from sale of shares                                                     42,301
   Shares redeemed                                                                       -
                                                                     ----------------------
                                                                                    42,301
Net increase in net assets resulting
   from share transactions                                                       4,129,552
                                                                     ----------------------

Total increase in Net Assets                                                     4,271,052
                                                                     ----------------------


Net Assets
  Beginning of period                                                                    -
                                                                     ----------------------

  End of period                                                                $ 4,271,052
                                                                     ======================

Capital Share Transactions - I Shares
  Shares sold                                                                      400,026
  Shares issued in reinvestment of distributions                                         -
  Shares repurchased                                                                     -
                                                                     ----------------------

  Net increase from capital transactions                                           400,026
                                                                     ======================

Capital Share Transactions - C Shares
  Shares sold                                                                        4,089
  Shares issued in reinvestment of distributions                                         -
  Shares repurchased                                                                     -
                                                                     ----------------------

  Net increase from capital transactions                                             4,089
                                                                     ======================

(a) For the period January 5, 2004 (commencement of operations for Class I) to June 30, 2004
(b) For the period January 27, 2004 (commencement of operations for Class C) to June 30, 2004


See accompanying notes which are an integral part of the financial statements.
                                       5

Crawford Dividend Growth Fund - Class I
Financial Highlights
For a share outstanding during the period



                                                                         Period ended
                                                                         June 30, 2004
                                                                          (Unaudited)      (a)
                                                                      ---------------------

Selected Per Share Data
Net asset value, beginning of period                                               $ 10.00
                                                                      ---------------------
Income from investment operations
  Net investment income                                                               0.04
  Net realized and unrealized gain                                                    0.53
                                                                      ---------------------
Total from investment operations                                                      0.57
                                                                      ---------------------

Net asset value, end of period                                                     $ 10.57
                                                                      =====================

Total Return                                                                         5.70% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                    $ 4,227
Ratio of expenses to average net assets                                              1.00% (c)
Ratio of net investment income to
   average net assets                                                                1.31% (c)
Portfolio turnover rate                                                             19.50%

(a)  For the period January 5, 2004 (Commencement of Operations) to June 30, 2004.
(b)  Not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

Crawford Dividend Growth Fund - Class C
Financial Highlights
For a share outstanding during the period



                                                                          Period ended
                                                                         June 30, 2004
                                                                          (Unaudited)      (a)
                                                                      ---------------------

Selected Per Share Data
Net asset value, beginning of period                                               $ 10.32
                                                                      ---------------------
Income from investment operations
  Net investment income                                                               0.05
  Net realized and unrealized gain                                                    0.25
                                                                      ---------------------
Total from investment operations                                                      0.30
                                                                      ---------------------

Net asset value, end of period                                                     $ 10.62
                                                                      =====================

Total Return                                                                         2.91% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                   $ 43,436
Ratio of expenses to average net assets                                              2.00% (c)
Ratio of net investment income to
   average net assets                                                                1.54% (c)
Portfolio turnover rate                                                             19.50%

(a)  For the period January 27, 2004 (Commencement of Operations) to June 30, 2004.
(b)  Not annualized.
(c)  Annualized.


See accompanying notes which are an integral part of the financial statements.
                                       7

                          Crawford Dividend Growth Fund
                        Notes to the Financial Statements
                                  June 30, 2004
                                   (Unaudited)

NOTE 1.  ORGANIZATION

Crawford Dividend Growth Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 7, 2003. The Trust is a open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on January 2, 2004. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the "Advisor").

The Fund currently offers two classes of shares, Class C and Class I. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

                          Crawford Dividend Growth Fund
                        Notes to the Financial Statements
                                  June 30, 2004
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.


Contingent Deferred Sales Charges - With respect to Class C Shares, there is no initial sales charge on purchases; however, a contingent deferred sales charge ("CDSC") of 1%, based on the lower of the shares' cost or current net asset value ("NAV"), will be imposed on such purchases if the shares are redeemed within 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Crawford Investment Counsel, Inc. to manage the Fund's investments. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund's total annual operating expenses, excluding any 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.00% of its average daily net assets for its initial fiscal year ending December 31, 2004. For the six months ended June 30, 2004, the Advisor earned a fee of $ 12,501 from the Fund. At June 30, 2004, the Advisor owed the Fund $21,991 for reimbursement of expenses.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average net assets up to $50 million, 0.07% of the Fund's average net assets from $50 million to $100 million, 0.05% of the Fund's average net assets from $100 million to $150 million, and 0.03% of the Fund's average net assets from over $150 million (subject to a minimum fee of $2,500 per month). For the six months ended June 30, 2004, Unified earned fees of $17,877 for administrative services provided to the Fund. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as the Fund's transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 plus out of pocket). For the six months ended June 30, 2004, Unified earned fees of $8,581 from the Fund for transfer agent services provided to the Fund and $1,430 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant,

9

                          Crawford Dividend Growth Fund
                        Notes to the Financial Statements
                                  June 30, 2004
                                   (Unaudited)

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified receives an annual fee from the Fund equal to 0.05% of the Fund's average net assets up to $50 million, 0.04% of the Fund's average net assets from $50 million to $100 million, 0.03% of the Fund's average net assets from $100 million to $150 million, and 0.02% of the Fund's average net assets over $150 million (subject to a minimum monthly fee of $1,667). For the six months ended June 30, 2004, Unified earned fees of $9,832 from the Fund for fund accounting services provided to the Fund.


Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six months ended June 30, 2004. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a Class C Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each "Plan") under which the class is authorized to incur distribution expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes 0.25% shareholder services fee. The expenses may include, but are not limited to, the following:
(a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plans. The Plan is designed to promote the sale of shares of the Fund. For the six months ended June 30, 2004, Class C incurred 12b-1 expenses of $128.

NOTE 4.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
     U.S. Government Obligations                  $ -
     Other                                  4,230,904
Sales
     U.S. Government Obligations                  $ -
     Other                                    524,037


As of June 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation             $ 186,120
Gross (Depreciation)             (74,628)
                          ---------------
Net Appreciation
on Investments                 $ 111,492
                          ===============

                          Crawford Dividend Growth Fund
                        Notes to the Financial Statements
                                  June 30, 2004
                                   (Unaudited)

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2004, John H. Crawford III beneficially owned 31.51% of Class I shares and Morgan Keegan & Company, in an omnibus account, beneficially owned 100% shares of the Class C Fund.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

There were no capital gain or income distributions for the six months ended June 30, 2004.

NOTE 8. CHANGE OF ACCOUNTANTS

On March 14, 2004, Cohen McCurdy Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Trust's independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

Class I, of the Fund, commenced operations on January 5, 2004 and Class C, of the Fund, commenced operations on January 27, 2004. The Fund has not reached a fiscal period end as of June 30, 2004; therefore McCurdy has not issued an audit opinion for the Fund.

From the commencement of operations through March 14, 2004, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                                  PROXY VOTING

A description of the policies and procedures that the Advisor uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling the Fund at (800) 431-1716 and on the SEC's website at www.sec.gov.



TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

FUND'S ADVISER
Crawford Investment Counsel, Inc.
100 Galleria Parkway
Suite 980
Atlanta, GA  30339

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
27955 Clemens Road
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

                      ====================================
                                GJMB Growth Fund
                      ====================================












                               Semi-Annual Report

                                  June 30, 2004
                                   (Unaudited)







                                  Fund Advisor:

                          Gamble, Jones, Morphy & Bent
                     301 East Colorado Boulevard, Suite 802
                           Pasadena, California 91101


                            Toll Free 1-888-912-4562

GJMB Growth Fund
Schedule of Investments
June 30, 2004
(Unaudited)



Common Stocks - 60.08%                                                          Shares               Value
                                                                             -------------       --------------

Beverages - 3.10%
Coca-Cola Co.                                                                       8,500           $  429,080
                                                                                                 --------------

Biological Products - 2.96%
Amgen, Inc. (a)                                                                     7,500              409,275
                                                                                                 --------------

Computers & Office Equipment - 2.29%
Hewlett-Packard Co. (a)                                                            15,000              316,500
                                                                                                 --------------

Diversified - 3.04%
Honeywell International, Inc.                                                      11,500              421,245
                                                                                                 --------------

Electronic & Other Electrical Equipment - 3.04%
General Electric Co.                                                               13,000              421,200
                                                                                                 --------------

Federal & Federally - Sponsored Credit Agencies - 3.09%
Federal National Mortgage Association (Fannie Mae) (a)                              6,000              428,160
                                                                                                 --------------

National Commercial Banks - 2.86%
Citigroup, Inc. (a)                                                                 8,500              395,250
                                                                                                 --------------

Oil & Gas - 2.99%
Royal Dutch Petroleum Co. (b)                                                       8,000              413,360
                                                                                                 --------------

Paper Mills - 3.09%
Kimberly-Clark Corp.                                                                6,500              428,220
                                                                                                 --------------

Pharmaceutical Preparations - 12.12%
Bristol-Myers Squibb Inc.                                                          16,500              404,250
Johnson & Johnson                                                                   7,500              417,750
Merck & Co., Inc.                                                                   9,000              427,500
Pfizer, Inc.                                                                       12,500              428,500
                                                                                                 --------------
                                                                                                     1,678,000
                                                                                                 --------------

Retail - Lumber & Other Building Materials Dealers - 2.80%
Home Depot, Inc.                                                                   11,000              387,200
                                                                                                 --------------

Retail - Variety Stores - 2.82%
Costco Wholesale Corp.                                                              9,500              390,165
                                                                                                 --------------

Savings Institutions, Not Federally Chartered - 3.07%
Washington Mutual, Inc.                                                            11,000              425,040
                                                                                                 --------------

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Schedule of Investments - continued
June 30, 2004
(Unaudited)



Common Stocks - 60.08% - continued                                           Shares               Value
                                                                          -------------       --------------

Semiconductors & Related Devices - 5.08%
Intel Corp.                                                                     11,000            $ 303,600
Texas Instruments, Inc.                                                         16,500              398,970
                                                                                              --------------
                                                                                                    702,570
                                                                                              --------------

Services - Prepackaged Software - 3.10%
Microsoft Corp. (a)                                                             15,000              428,400
                                                                                              --------------

Telephone Communications - 4.63%
SBC Communications, Inc.                                                        13,000              315,250
Verizon Communications, Inc.                                                     9,000              325,710
                                                                                              --------------
                                                                                                    640,960
                                                                                              --------------

TOTAL COMMON STOCKS (Cost $7,638,471) - 60.08%                                                    8,314,625
                                                                                              --------------

U.S. Treasury & Agency Obligations - 25.24%                                Principal
                                                                          -------------
Federal Home Loan Discount Note, 1.48%                                       3,492,937            3,492,937
                                                                                              --------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $3,492,937) - 25.24%                               3,492,937
                                                                                              --------------

Money Market Securities - 14.94%                                             Shares
                                                                          -------------
Huntington Money Market Fund - Investment Shares, 0.20%, (c)                 2,067,860            2,067,860
                                                                                              --------------

                                                                                                  2,067,860
                                                                                              --------------
TOTAL MONEY MARKET SECURITIES (Cost $2,067,860) - 14.94%
                                                                                               $ 13,875,422
                                                                                              --------------
TOTAL INVESTMENTS (Cost $13,199,268) -100.26%
                                                                                                    (35,981)
                                                                                              --------------
Liabilities in excess of other assets - (0.26)%
                                                                                               $ 13,839,441
                                                                                              ==============
TOTAL NET ASSETS - 100.00%

(a) Non-income producing.
(b) American Depositary Receipt
(c) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.



See accompanying notes which are an integral part of the financial statements.
                                       2

GJMB Growth Fund
Statement of Assets and Liabilities
Six months ended June 30, 2004
(Unaudited)




Assets
Investments in securities, at value (cost $13,199,268)                          $ 13,875,422
Interest receivable                                                                      365
Dividends receivable                                                                  15,275
                                                                          -------------------
     Total assets                                                                 13,891,062
                                                                          -------------------

Liabilities
Accrued advisory fees                                                                 13,457
Accrued trustee fees                                                                     944
Payable for investments purchased                                                     37,220
                                                                          -------------------
     Total liabilities                                                                51,621
                                                                          -------------------

Net Assets                                                                      $ 13,839,441
                                                                          ===================

Net Assets consist of:
Paid in capital                                                                   15,531,642
Undistributed net investment income                                                   32,917
Accumulated net realized (loss) on investments                                    (2,401,272)
Net unrealized appreciation on investments                                           676,154
                                                                          -------------------

Net Assets                                                                      $ 13,839,441
                                                                          ===================

Shares outstanding, unlimited amount authorized                                    1,414,017
                                                                          -------------------

Net Asset Value
Offering price and redemption price per share                                         $ 9.79
                                                                          ===================




See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statement of Operations
Six months ended June 30, 2004
(Unaudited)




Investment Income
Dividend income                                                                            $ 88,260
Interest income                                                                              18,127
                                                                                   -----------------
  Total Income                                                                              106,387
                                                                                   -----------------

Expenses
Investment advisor fee                                                                       83,014
Trustee expenses                                                                                511
                                                                                   -----------------
  Total Expenses                                                                             83,525
Fees waived and expenses reimbursed (a)                                                        (999)
                                                                                   -----------------
Net operating expenses                                                                       82,526
                                                                                   -----------------
Net Investment Income                                                                        23,861
                                                                                   -----------------


Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                  703,086
Net change in unrealized appreciation/(depreciation)
   on investment securities                                                                (644,318)
                                                                                   -----------------
Net realized and unrealized gain/(loss) on investment securities                             58,768
                                                                                   -----------------
Net increase in net assets resulting from operations                                       $ 82,629
                                                                                   =================


(a) See note 3 to the financial statements.



See accompanying notes which are an integral part of the financial statements.
                                       4

GJMB Growth Fund
Statements of Changes In Net Assets


                                                                  Six months ended
Increase (Decrease) in Net Assets Due to:                          June 30, 2004            Year ended
                                                                    (Unaudited)          December 31, 2003
                                                                 -------------------  ------------------------
Operations
  Net investment income                                                    $ 23,861                  $ 18,527
  Net realized gain (loss) on investment securities                         703,086                  (198,328)
  Net change in unrealized appreciation (depreciation)                     (644,318)                2,201,293
                                                                 -------------------  ------------------------
  Net increase in net assets resulting from operations                       82,629                 2,021,492
                                                                 -------------------  ------------------------
Distributions
  From net investment income                                                      -                   (37,378)
                                                                 -------------------  ------------------------
  Total distributions                                                             -                   (37,378)
                                                                 -------------------  ------------------------
Capital Share Transactions
  Proceeds from shares sold                                               1,034,244                 2,126,655
  Reinvestment of distributions                                                   -                    37,171
  Amount paid for shares repurchased                                     (1,213,900)               (1,260,044)
                                                                 -------------------  ------------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                               (179,656)                  903,782
                                                                 -------------------  ------------------------
Total Increase (Decrease) in Net Assets                                     (97,027)                2,887,896
                                                                 -------------------  ------------------------

Net Assets
  Beginning of period                                                    13,936,468                11,048,572
                                                                 -------------------  ------------------------

  End of period                                                        $ 13,839,441              $ 13,936,468
                                                                 ===================  ========================

Undistributed net investment income                                        $ 32,917                   $ 9,056
                                                                 -------------------  ------------------------


Capital Share Transactions
  Shares sold                                                               104,901                   234,917
  Shares issued in reinvestment of distributions                                  -                     4,291
  Shares repurchased                                                       (123,121)                 (147,702)
                                                                 -------------------  ------------------------

  Net increase(decrease) from capital transactions                          (18,220)                   91,506
                                                                 ===================  ========================



See accompanying notes which are an integral part of the financial statements.
                                       5

GJMB Growth Fund
Financial Highlights

For a share outstanding during the period


                                                            Six months
                                                               ended                  Year                  Year
                                                           June 30, 2004             ended                  ended
                                                            (Unaudited)        December 31, 2003      December 31, 2002
                                                          ----------------    --------------------- ----------------------
Selected Per Share Data
Net asset value, beginning of period                               $ 9.73                   $ 8.24                 $ 9.66
                                                          ----------------    --------------------- ----------------------
Income from investment operations
  Net investment income (loss)                                       0.02                     0.01                   0.02
  Net realized and unrealized gain (loss)                            0.04                     1.51                  (1.44)
                                                          ----------------    --------------------- ----------------------
Total from investment operations                                     0.06                     1.52                  (1.42)
                                                          ----------------    --------------------- ----------------------
Less Distributions to Shareholders:
  From net investment income                                            -                    (0.03)                     -
  From net realized gain                                                -                        -                      -
                                                          ----------------    --------------------- ----------------------
Total distributions                                                     -                    (0.03)                     -
                                                          ----------------    --------------------- ----------------------

Net asset value, end of period                                     $ 9.79                   $ 9.73                 $ 8.24
                                                          ================    ===================== ======================

Total Return                                                        0.62% (a)               18.47%                -14.70%

Ratios and Supplemental Data
Net assets, end of period (000)                                  $ 13,839                 $ 13,936               $ 11,049
Ratio of expenses to average net assets                             1.20% (b)                1.20%                  1.20%
Ratio of expenses to average net assets
   before waiver & reimbursement                                    1.21% (b)                1.21%                  1.22%
Ratio of net investment income to
   average net assets                                               0.34% (b)                0.16%                  0.24%
Ratio of net investment income to
   average net assets before waiver & reimbursement                 0.33% (b)                0.14%                  0.22%
Portfolio turnover rate                                            39.58%                   81.15%                115.69%


(a)  Not annualized.
(b)  Annualized.


See accompanying notes which are an integral part of the financial statements.
                                       6

GJMB Growth Fund
Financial Highlights - continued

For a share outstanding during the period


                                                            Period                 Year            Year           Period
                                                             ended                ended           ended            ended
                                                       December 31, 2001  (a) June 30, 2001   June 30, 2000    June 30, 1999 (b)
                                                      --------------------    --------------- ---------------  --------------
Selected Per Share Data
Net asset value, beginning of period
Income from investment operations                                 $ 10.01            $ 12.68         $ 11.02         $ 10.00
                                                      --------------------    --------------- ---------------  --------------
  Net investment income (loss)
  Net realized and unrealized gain (loss)                            0.01               0.05            0.05            0.02
Total from investment operations                                    (0.30)             (2.33)           1.67            1.00
                                                      --------------------    --------------- ---------------  --------------
Less Distributions to Shareholders:                                 (0.29)             (2.28)           1.72            1.02
                                                      --------------------    --------------- ---------------  --------------
  From net investment income
  From net realized gain                                            (0.05)             (0.05)          (0.02)              -
Total distributions                                                 (0.01)             (0.34)          (0.04)              -
                                                      --------------------    --------------- ---------------  --------------
                                                                    (0.06)             (0.39)          (0.06)              -
                                                      --------------------    --------------- ---------------  --------------
Net asset value, end of period
                                                                   $ 9.66            $ 10.01         $ 12.68         $ 11.02
                                                      ====================    =============== ===============  ==============
Total Return
                                                                   -2.93% (c)        -18.19%          15.61%          10.20% (c)
Ratios and Supplemental Data
Net assets, end of period (000)
Ratio of expenses to average net assets                          $ 12,008           $ 12,697        $ 12,967         $ 6,502
Ratio of expenses to average net assets                             1.20% (d)          1.20%           1.20%           1.20% (d)
   before waiver & reimbursement
Ratio of net investment income to                                   1.22% (d)          1.23%           1.22%           1.25% (d)
   average net assets
Ratio of net investment income to                                   0.27% (d)          0.40%           0.40%           0.34% (d)
   average net assets before waiver & reimbursement
Portfolio turnover rate                                             0.25% (d)          0.38%           0.38%           0.28% (d)
                                                                   40.72%             59.92%          16.99%          24.26%



(a)  The fund elected to change its fiscal year to December 31. The figures shown are for the period July 1, 2001 to December 31, 2001
(b)  For the period December 31, 1998 (Commencement of Operations) through June 30, 1999.
(c)  Not annualized.
(d)  Annualized.




See accompanying notes which are an integral part of the financial statements.

                                GJMB Growth Fund
                        Notes to the Financial Statements
                                 June 30, 2004
                                  (Unaudited)

NOTE 1. ORGANIZATION

GJMB Growth Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the GJMB Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 31, 1998. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is long-term capital appreciation. The investment advisor to the Fund is Gamble, Jones, Morphy & Bent (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis and are recorded on ex-dividend date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year.

                                GJMB Growth Fund
                        Notes to the Financial Statements
                           June 30, 2004 - continued
                                  (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Gamble, Jones, Morphy & Bent. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.20% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended June 30, 2004, the Advisor earned a fee of $83,014 from the Fund. The Advisor has contractually agreed to reimburse the Fund for all fees and expenses of the non-interested trustees through December 31, 2004. For the six months ended June 30, 2004, the Advisor waived fees of $999. At June 30, 2004, the Fund owed the Advisor $13,457 for its advisory services.

The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

Unified Financial Securities, Inc., (the "Distributo"), a wholly owned subsidiary of Unified Financial Services, Inc., acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six months ended June 30, 2004. An officer of the Trust is an officer of the Distributor. Certain Trustees and the officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended June 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                           Amount
                                      ------------------
Purchases
     U.S. Government Obligations       $              -
     Other                                    3,486,966
Sales
     U.S. Government Obligations       $              -
     Other                                    4,141,659


As of June 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                GJMB Growth Fund
                        Notes to the Financial Statements
                           June 30, 2004 - continued
                                  (Unaudited)

NOTE 4. INVESTMENTS - continued

                             Amount
                        --------------
Gross Appreciation          $ 757,185
Gross (Depreciation)          (81,029)
                        --------------
Net Appreciation
   on Investments           $ 676,156
                        ==============

At June 30, 2004, the aggregate cost of securities, for federal income tax purposes was $13,199,268.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section  2(a)(9) of the  Investment  Company Act of 1940.  As of June 30,  2004,
Charles Schwab & Co., held in an omnibus account for the benefit of its customers, over 66% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At June 30, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,822,541, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

                   Year of Expiration          Amount
                  ---------------------   ---------------
                       June 2009              $ 41,955
                     December 2009             446,293
                     December 2010           2,108,399
                     December 2011             225,894

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions for the six months ended June 30, 2004.

The tax character of distributions paid in 2003 and 2002 was as follows:

                                GJMB Growth Fund
                        Notes to the Financial Statements
                           June 30, 2004 - continued
                                  (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

                                       2003               2002
                                  ---------------    ----------------
Distributions paid from:
    Ordinary Income                     $ 37,378        $          -
    Short-term Capital Gain                    -                   -
    Long-Term Capital Gain                     -                   -

                                  ---------------    ----------------
                                        $ 37,378        $          -
                                  ===============    ================

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:


Undistributed ordinary income                         $      9,056
Accumulated long-term capital (losses)                  (2,816,934)
Unrealized appreciation                                  1,033,048
                                               --------------------
                                                      $ (1,774,830)
                                               ====================

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

NOTE 9. CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending December 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal years ended December 31, 2003 and 2002 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the two-year period ended December 31, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge:
(1)upon request by calling the Fund at (888) 912-4562; and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
Gamble, Jones, Morphy & Bent
301 East Colorado Blvd.
Suite 802
Pasedena, CA 91101

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics. Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies. Not Applicable

Item 6. Schedule of Investments. Not Applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not Applicable.

Item 8. Purchases of Equity Securities by Closed-End Funds. Not Applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees [directors].

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 24, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Not Applicable


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Unified Series Trust
                  ---------------------------------------------

By       /s/ Anthony Ghoston
*        ------------------------------------------------------
         Anthony Ghoston, President


Date     September 8, 2004
         ------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Anthony Ghoston
*     ---------------------------------------------------------
      Anthony Ghoston, President

Date  September 8, 2004
      ---------------------------------------------------------

By
*     /s/ Thomas Napurano
      ---------------------------------------------------------
      Thomas Napurano, Chief Financial Officer and Treasurer

Date  September 8, 2004
      ----------------------------------------------------------